SHAREHOLDERS’ EQUITY (Details Narrative)			12 Months Ended
	Jan. 02, 2021 shares	Dec. 22, 2020 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Sep. 01, 2022 shares	Apr. 27, 2022 shares	Apr. 14, 2022 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			300,000,000	300,000,000				300,000,000	300,000,000
Common stock, par value | $ / shares			$ 0.001					$ 0.001
Cashless warrant shares exercised			124,223	124,223	57,142	111,972	115,540
Common stcok shares issued			33,604,965	33,604,965				31,811,523	31,811,523
Common stock shares outstanding			33,604,965	33,604,965				31,811,523	31,811,523
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of convertible debt			1,384,564
Third Party Service Provider [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services	310,830
The Crone Law Group, P.C. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		103,610
Sichuan Wetouch Technology Co. Ltd. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reserve fund			$ 973,718	¥ 6,554,271				$ 2,005,084	¥ 12,933,795